Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,	As of December 31,
	2024	2023

Net loss carryforward	21,534	18,608
Other reserves and allowance	165	145
Total deferred tax assets	21,699	18,753
Valuation allowance	(21,699)	(18,753)
Net deferred tax asset	-	-

Schedule of Tax Expense to the Company’s Theoretical Statutory Tax Benefit

The components of loss before tax and a reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Loss before taxes:
Local	15,187	14,652	16,952
Foreign[1]	131	*	26
Net loss, as reported in the consolidated statements of comprehensive loss	15,318	14,652	16,978
Israeli statutory income tax rate	23%	23%	23%
Theoretical tax benefit	3,523	3,370	3,905
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(3,523)	(3,370)	(3,905)
Income tax expense	-	-	-
*	Lower	than $1K

[1]	Foreign is amount related to the US & China Subsidiaries.